Secured, convertible debentures, net of discount	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Secured, convertible debentures, net of discount

A summary of the issuances of all convertible notes during the three and six month periods ended June 30, 2011 and year ended December 31, 2010 are as follows:

Issue Date	Interest Rate	Face Value	Original Due Date	Conversion Rate of Face Value to Common Shares
02/18/2011	12%	$500,000	02/18/2014	1.333
06/15/2011	12%	125,000	06/30/2014	1.200
Total		$625,000

The following table sets forth the composition of the Company’s secured, convertible debentures at June 30, 2011 and December 31, 2010:

	June 30, 2011	Dec. 31, 2010
	(unaudited)
Convertible debentures-face value	$625,000	$–
Loan discount	(116,990)	–
Net convertible notes	$508,010	$–

In February 2011, the Company issued a convertible debenture to to an existing shareholder in the amount of $500,000. The debenture carries an annual transaction fee of $30,000 and bears interest at 12% per annum, both of which are payable in quarterly installments commencing in May 2011. These costs are recorded as interest expense in the Company's financial statements. Additionally, the debenture required the Company to issue 125,000 restricted shares of its common stock to the holder upon execution. The common shares were valued at $31,250, their fair market value, and recorded as discount to the debenture. These costs will be amortized using the effective interest method over the term of the debenture and recorded as interest expense in the Company's financial statements.

In June 2011, the Company issued a convertible debenture to an existing shareholder in the amount of $125,000. The debenture bears interest at 12% per annum, which is payable in the Company’s common stock at the time of maturity. These costs are recorded as interest expense in the Company's financial statements. Additionally, the debenture is convertible at any time prior to maturity into 150,000 shares. This conversion feature was valued at $90,750 using Black Scholes methodology as discount to the debenture. These costs will be amortized using the effective interest method over the term of the debenture and recorded as interest expense in the Company's financial statements.

The calculated value of the conversion feature that resulted in the above discount was estimated using the Black-Scholes option pricing model with the following weighted average assumptions for the period ended June 30, 2011.

2011

Expected dividend yield (1)	0%
Risk-free interest rate (2)	1.67%
Expected volatility (3)	91.69%
Expected life (in years) (4)	3.0

The Company has no history or expectation of paying cash dividends on its common stock.

(1)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant
(2)	The volatility of the Company stock is based on three similar publicly traded companies.
(3)	The Company used the average volatility rate of the three companies.
(4)	The expected life represents the due date of the note

At December 31, 2010, the Company had no secured, convertible debentures outstanding. No convertible debentures were issued in 2010.

The following table summarizes the Company’s convertible, subordinated debentures as of December 31, 2010 and 2009:

	2010	2009

Convertible notes-face value	$529,000	$529,000
Loan discount	(89,717)	(419,090)
Add: amortization of loan discount	89,717	329,373
Less: conversion of notes to common stock	(529,000)	—
Net convertible notes	$—	$439,283

As of December 31, 2010 and 2009, the Company had outstanding convertible notes to various non-related parties in the aggregate amount of $-0- and $439,283, respectively. These notes were issued at varying interest rates from 8% to 12% with varying conversion rates and formulas that enabled the noteholder to convert these notes to common stock. Due to its limited liquidity, the Company was unable to pay off any of the convertible notes on the original due date, and as a result negotiated extensions on the loans by either lowering the conversion price, or granting warrants to purchase the Company’s common stock.

In May and June of 2010, holders of previously issued convertible subordinated debentures agreed to convert $529,000 plus $37,671 in accrued interest, in return for the issuance of 910,657 shares of common stock. The approximate value per share was $0.62.

The calculated value of the conversion feature that resulted in the discount in the table above was estimated using the Black-Scholes option pricing model with the following weighted average assumptions for the years ended December 31, 2010 and 2009.

	2010	2009
Expected dividend yield (1)	0.00%	0.00%
Risk-free interest rate (2)	1.55%	3.45%
Expected volatility (3)	147.70%	141.20%
Expected life (in years) (4)	.03-1.00	1.00

———————

(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility of the Company stock is based on three similar publicly traded companies. The Company used the average volatility rate of the three companies.
(4)	The expected life represents the due date of the note.